Loan Payable (Details)	1 Months Ended
	Nov. 29, 2021 CAD ($)	Nov. 29, 2021 USD ($)
Loan Payable [Abstract]
Loan agreement	$ 873,253	$ 692,970
Loan bears interest rate	4.7%	4.7%
Monthly instalments payable		$ 78,512
Total loan		$ 16,226